Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Our dependence on digital business processes and IT systems requires secure, cost-effective, and resilient IT services from both internal and external providers. Over the past year, the cyber threat landscape has evolved significantly due to ongoing geopolitical tensions and advancements in technology such as artificial intelligence ("AI"). Financially motivated attacks, including vendor/identity fraud and ransomware, as well as state-sponsored attacks targeting U.S. and European entities, have surged. The growing complexity and interconnection of the supply chain introduce unpredictable vulnerabilities. These threats could disrupt critical IT services, jeopardize our operations, staff safety, and reputation, and result in regulatory fines, adversely impacting our finances.
The Company engages qualified third‑party providers to support its cybersecurity program. These include cybersecurity service providers, independent assessors, consultants, auditors, and other specialists. The use of independent third parties for annual penetration testing and other assessments is intended to ensure objective evaluation of the Company’s cybersecurity posture. The Company also relies on a number of external vendors for IT and operational services, which introduces additional cybersecurity risk that the Company assesses as part of its broader risk‑management activities.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our dependence on digital business processes and IT systems requires secure, cost-effective, and resilient IT services from both internal and external providers.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The Board of Directors ensures effective governance of risks related to cybersecurity threats. The Audit and Risk Committee oversees these threats and their risk management. The Company's management keeps the Board of Directors and the Audit and Risk Committee periodically informed about emerging threats. The Board and the Audit and Risk Committee are comprised of members from diverse backgrounds with a wealth of experience, enabling them to effectively manage risk strategies and governance, including cybersecurity.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit and Risk Committee oversees these threats and their risk management. The Company's management keeps the Board of Directors and the Audit and Risk Committee periodically informed about emerging threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit and Risk Committee oversees these threats and their risk management. The Company's management keeps the Board of Directors and the Audit and Risk Committee periodically informed about emerging threats.
Cybersecurity Risk Role of Management [Text Block]
The Company’s management, which includes our information and technology management teams, assumes responsibility for assessing, identifying, and managing cybersecurity threats, incidents, and risks. The information and technology management team is comprised of senior IT professionals with extensive expertise and experience on information and technology matters, including cybersecurity.

The Company has built a layered defense system based on the principles of Detect, Protect, Respond and Recover, which relies on tools, such as antivirus, anti-malware, firewall, endpoint detection and response, identity and access management, web content and spam filtering, multi factor authentication and virtual private networks, and also on experienced personnel.

The Company conducts regular cybersecurity tests to proactively identify and patch weaknesses, and has a backup process with recovery testing, to ensure availability of data. Cybersecurity awareness training is provided to employees to improve cybersecurity knowledge, which is reinforced through simulated phishing attacks to test its effectiveness.

Key members of the Company’s management are appraised of the Company’s latest cybersecurity posture and developments including, but not limited to, new threats, incidents, risks, risk management solutions, tools, training, strategy pivots, and governance changes.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company’s management, which includes our information and technology management teams, assumes responsibility for assessing, identifying, and managing cybersecurity threats, incidents, and risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The information and technology management team is comprised of senior IT professionals with extensive expertise and experience on information and technology matters, including cybersecurity.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The Company conducts regular cybersecurity tests to proactively identify and patch weaknesses, and has a backup process with recovery testing, to ensure availability of data. Cybersecurity awareness training is provided to employees to improve cybersecurity knowledge, which is reinforced through simulated phishing attacks to test its effectiveness.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true